INVESTMENTS IN SUBSIDIARIES - Summarized statement of cash flows (Details) - KaR-Tel - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in subsidiaries
Net operating cash flows	$ 308	$ 243	$ 231
Net investing cash flows	(117)	(127)	(106)
Net financing cash flows	(166)	(117)	(114)
Net foreign exchange difference	0	(3)	(1)
Net increase / (decrease) in cash equivalents	$ 25	$ (4)	$ 10